Bank Borrowings (Details) - Schedule of various loan agreements - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of various loan agreements [Abstract]
Beginning balance	$ 13,156	$ 5,649	$ 12,184	$ 11,922
Proceeds from bank borrowings	13,158	3,714	26,603	9,473
Repayments of principal			(12,265)	(11,894)	$ (17,815)	$ (71,674)
Exchange difference	(144)	22	(64)	(89)	769	(406)
Ending balance	26,458	$ 9,412	26,458	$ 9,412
Current	16,572		16,572		12,184	11,922
Non-current	9,886		9,886
Total	$ 26,458		$ 26,458		$ 12,184	$ 11,922